SECURITIES	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Securities
SECURITIES

The amortized cost, gross unrealized gains and losses and fair values of available for sale securities at December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$62,749	$17	$(998)	$61,768
Government-sponsored enterprises	9,212	16	(11)	9,217
Mortgage-backed securities:(1)
Agency - residential	79,134	231	(1,135)	78,230
Non-agency - residential	70	—	(5)	65
Collateralized debt obligations	1,090	34	—	1,124
Obligations of state and political subdivisions	500	—	—	500
Tax-exempt securities	3,114	37	(2)	3,149
Total available for sale securities	$155,869	$335	$(2,151)	$154,053

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs").  Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Debt securities:
U.S. Government and agency obligations	$64,894	$132	$(730)	$64,296
Government-sponsored enterprises	11,267	97	—	11,364
Mortgage-backed securities:(1)
Agency - residential	78,843	475	(1,016)	78,302
Non-agency - residential	93	—	(6)	87
Collateralized debt obligations	1,157	—	—	1,157
Obligations of state and political subdivisions	1,000	—	—	1,000
Tax-exempt securities	3,145	22	(6)	3,161
Total available for sale securities	$160,399	$726	$(1,758)	$159,367

(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or GSEs. Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.

At December 31, 2017 and 2016, U.S. government and agency obligations, government-sponsored enterprise securities and mortgage-backed agency securities with an amortized cost of $35.1 million and $10.0 million, respectively, and a fair value of $35.1 million and $10.0 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.

The amortized cost and fair value of debt securities by contractual maturities at December 31, 2017 are presented below.  Maturities are based on the final contractual payment dates, and do not reflect the impact of potential prepayments or early redemptions.  Because mortgage-backed securities ("MBS") are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Amortized Cost	Fair Value
	(In Thousands)
Within 1 year	$16,565	$16,546
After 1 but within 5 years	19,578	19,357
After 5 but within 10 years	169	177
After 10 years	40,353	39,678
	76,665	75,758
Mortgage-backed securities	79,204	78,295
Total debt securities	$155,869	$154,053

The following is a summary of realized gains and losses on the sale of securities for the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
Gross gains on sales	$—	$55	$169
Gross losses on sales	—	—	(23)
Net gain on sale of securities	$—	$55	$146

The tax provision applicable to the above net realized gains amounted to $0, $19,000 and $50,000 for the years ended December 31, 2017, 2016 and 2015, respectively.  Proceeds from the sale of available for sale securities totaled $0.0 million, $9.0 million and $9.7 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The following tables present information pertaining to securities with gross unrealized losses at December 31, 2017 and 2016, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	Less Than 12 Months		12 Months or More		Total
December 31, 2017:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$28,871	$156	$26,461	$842	$55,332	$998
Government-sponsored enterprises	5,992	7	259	4	6,251	11
Mortgage-backed securities:
Agency - residential	34,562	239	32,572	896	67,134	1,135
Non-agency - residential	—	—	65	5	65	5
Tax-exempt securities	1,116	2	—	—	1,116	2
Total	$70,541	$404	$59,357	$1,747	$129,898	$2,151

	Less Than 12 Months		12 Months Or More		Total
December 31, 2016:	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government and agency obligations	$21,531	$227	$19,272	$503	$40,803	$730
Mortgage-backed securities:
Agency - residential	49,961	756	9,585	260	59,546	1,016
Non-agency - residential	—	—	87	6	87	6
Tax-exempt securities	1,121	6	—	—	1,121	6
Total	$72,613	$989	$28,944	$769	$101,557	$1,758

Management believes no individual unrealized loss as of December 31, 2017 represents an other-than-temporary impairment based on its detailed quarterly review of the securities portfolio.  Among other things, the other-than-temporary impairment review of the investment securities portfolio focuses on the combined factors of percentage and length of time by which the issue is below book value, as well as consideration of issuer specific information (present value of cash flows expected to be collected, issuer rating changes and trends, credit worthiness and review of underlying collateral), broad market details and the Company’s intent to sell the security or if it is more likely than not the Company will be required to sell the debt security before recovering its cost.  The Company also considers whether the depreciation is due to interest rates, market changes or credit risk.  The services of an independent third-party are utilized by the Company to provide information used to assist in the impairment analysis.

At December 31, 2017, 76 debt securities with gross unrealized losses had aggregate depreciation of approximately 1.6% of the Company’s amortized cost basis.  The majority of the unrealized losses related to the Company’s mortgage-backed securities.  For the years ended December 31, 2017, 2016 and 2015, the Company recognized no impairment charges on investments deemed other-than-temporarily impaired. The following summarizes, by security type, the basis for management’s determination during the preparation of the financial statements of whether the applicable investments within the Company’s securities portfolio were other-than-temporarily impaired at December 31, 2017.

U.S. Government and Agency Obligations and Mortgage-backed Securities - Agency - Residential.  The unrealized losses on the Company’s U.S. Government and agency obligations and mortgage-backed agency-residential securities related primarily to a widening of the rate spread to comparable treasury securities.  The Company does not expect these securities to settle at a price less than the par value of the securities.

Mortgage-backed Securities - Non-agency - Residential.  The unrealized losses on the Company’s non-agency-residential mortgage-backed securities relate to one investment which has been evaluated by management and no potential credit loss was identified.

Tax-exempt securities. The unrealized losses on the Company's tax-exempt securities relate to two investments in general obligation bonds. Interest on these bonds is paid by the Federal Government and there is a sinking fund for principal repayment, which is on schedule. The Company does not expect these securities to settle at a price less than par value.